UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut        11/11/04
       -------------------------    ---------------------------   --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        64
                                               -------------

Form 13F Information Table Value Total:        $5,649,451
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ALBERTSONS INC                  COM           013104104   25,127  1,050,000    SH  PUT   SOLE           1,050,000
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                   CL A          00845V100   12,894 12,280,300    SH        SOLE          12,280,300
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V       SPON ADR L SHS 02364W105  147,167  3,770,600    SH        SOLE           3,770,600
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  427,374  5,824,913    SH        SOLE           5,824,913
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC            COM           073902108   95,131    989,200    SH        SOLE             989,200
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100  236,463  6,371,942    SH        SOLE           6,371,942
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM           086516101  199,218  3,672,900    SH        SOLE           3,672,900
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   80,962  1,771,600    SH        SOLE           1,771,600
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  144,629  5,087,199    SH        SOLE           5,087,199
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                 COM           141705103  215,684  6,725,426    SH        SOLE           6,725,426
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102   67,883  3,150,000    SH        SOLE           3,150,000
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   PAIRED CTF    143658300   64,556  1,365,100    SH        SOLE           1,365,100
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP          COM           165167107   65,297  4,124,900    SH        SOLE           4,124,900
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM           189754104   76,738  1,809,000    SH        SOLE           1,809,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H105   88,680  1,200,000    SH  PUT   SOLE           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM           219350105   68,973  6,225,000    SH        SOLE           6,225,000
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   48,315    788,947    SH        SOLE             788,947
------------------------------------------------------------------------------------------------------------------------------------
CRYPTOLOGIC INC                 COM           228906103    1,114     72,025    SH        SOLE              72,025
------------------------------------------------------------------------------------------------------------------------------------
CYTOKINETICS INC                COM           23282W100    9,272    697,173    SH        SOLE             697,173
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM           24702R101  101,064  2,838,877    SH        SOLE           2,838,877
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS            COM           253393102  107,373  3,014,410    SH        SOLE           3,014,410
------------------------------------------------------------------------------------------------------------------------------------
D R HORTON INC                  COM           23331A109   59,472  1,796,200    SH        SOLE           1,796,200
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM           277461109   41,886  1,300,000    SH  PUT   SOLE           1,300,000
------------------------------------------------------------------------------------------------------------------------------------
ENCORE MED CORP                 COM           29256E109    7,237  1,453,132    SH        SOLE           1,453,132
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                 COM PAR $0.01 345370860   10,106    719,300    SH  PUT   SOLE             719,300
------------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD          SUB VTG       303901102    6,243     50,000    SH  PUT   SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL INC      COM NEW       338032204   63,551  1,089,500    SH        SOLE           1,089,500
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL       COM           381317106  137,267  1,237,200    SH        SOLE           1,237,200
------------------------------------------------------------------------------------------------------------------------------------
HILB ROGAL & HOBBS CO           COM           431294107   33,895    935,800    SH        SOLE             935,800
------------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC    COM           45068B109   68,765  1,907,500    SH        SOLE           1,907,500
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN & CHASE & CO           COM           46625H100  161,354  4,061,261    SH        SOLE           4,061,261
------------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC    COM           492515101   12,367  1,105,203    SH        SOLE           1,105,203
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104  184,093  3,867,500    SH        SOLE           3,867,500
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107   67,030  1,233,300    SH        SOLE           1,233,300
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      277    107,000    SH  PUT   SOLE             107,000
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW           CL A          571903202  104,232  2,006,000    SH        SOLE           2,006,000
------------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                   COM           584699102   31,666  1,336,130    SH        SOLE           1,336,130
------------------------------------------------------------------------------------------------------------------------------------
MGI PHARMA INC                  COM           552880106   17,970    673,281    SH        SOLE             673,281
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM           594918104  123,139  4,453,508    SH        SOLE           4,453,508
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                   CL B NEW      62913F201  149,054  3,616,939    SH        SOLE           3,616,939
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL                     COM           62940M104  118,015  1,901,320    SH        SOLE           1,901,320
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS INC        COM           683399109   32,450    754,480    SH        SOLE             754,480
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM           671040103   60,172    979,046    SH        SOLE             979,046
------------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP          CL A          731572103   64,710  1,779,200    SH        SOLE           1,779,200
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101  176,604  2,877,700    SH        SOLE           2,877,700
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM           760975102   80,462  1,054,000    SH        SOLE           1,054,000
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM           76122Q105   33,995    899,810    SH        SOLE             899,810
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD     COM           V7780T103   63,739  1,461,900    SH        SOLE           1,461,900
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM           783764103   84,432    911,200    SH        SOLE             911,200
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108  206,897  5,191,900    SH  PUT   SOLE           5,191,900
------------------------------------------------------------------------------------------------------------------------------------
SALESFORCE COM INC              COM           79466L302   26,699  1,708,200    SH        SOLE           1,708,200
------------------------------------------------------------------------------------------------------------------------------------
SELECT COMFORT CORP             COM           81616X103   17,539    963,683    SH        SOLE             963,683
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                    COM           817315104   65,382  1,340,344    SH        SOLE           1,340,344
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  161,818  3,628,200    SH        SOLE           3,628,200
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   30,900    673,212    SH        SOLE             673,212
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105  117,192  1,018,968    SH        SOLE           1,018,968
------------------------------------------------------------------------------------------------------------------------------------
TEMPUR PEDIC INTL INC           COM           88023U101   24,822  1,655,900    SH        SOLE           1,655,900
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM           889478103  107,245  2,314,800    SH        SOLE           2,314,800
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM           892356106   33,558  1,067,370    SH        SOLE           1,067,370
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                 CL A          913247508  108,556 14,532,316    SH        SOLE          14,532,316
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  284,069  3,852,300    SH        SOLE           3,852,300
------------------------------------------------------------------------------------------------------------------------------------
WEBSTER FINL CORP CONN          COM           947890109   32,726    662,600    SH        SOLE             662,600
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   84,502    160,650    SH        SOLE             160,650
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   69,449  1,849,500    SH        SOLE           1,849,500
------------------------------------------------------------------------------------------------------------------------------------

